Jan. 31, 2021
Institutional | Vanguard Short-Term Inflation-Protected Securities Index Fund
Fund Summary
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of inflation-protected public obligations of the U.S. Treasury with remaining maturities of less than 5 years.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold, and sell Institutional Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees <br/>(Fees paid directly from your investment)
Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Example
The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund's shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.
Principal Investment Strategies
The Fund employs an indexing investment approach designed to track the performance of the Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Year Index. The Index is a market-capitalization-weighted index that includes all inflation-protected public obligations issued by the U.S. Treasury with remaining maturities of less than 5 years.The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the securities that make up the Index, holding each security in approximately the same proportion as its weighting in the Index. The Fund maintains a dollar-weighted average maturity consistent with that of the Index. As of September 30, 2020, the dollar-weighted average maturity of the Index was 2.7 years.
Principal Risks
The Fund is designed for investors with a low tolerance for risk, but you could still lose money by investing in it. The Fund is subject to the following risks, which could affect the Fund's performance, and the level of risk may vary based on market conditions:• Income fluctuations . The Fund’s quarterly income distributions are likely to fluctuate considerably more than the income distributions of a typical bond fund. In fact, under certain conditions, the Fund may not have any income to distribute. Income fluctuations associated with changes in interest rates are expected to be low; however, income fluctuations associated with changes in inflation are expected to be high. Overall, investors can expect income fluctuations to be high for the Fund.• Real interest rate risk , which is the chance that the value of a bond will fluctuate because of a change in the level of real, or after inflation, interest rates. Although inflation-indexed bonds seek to provide inflation protection, their prices may decline when real interest rates rise and vice versa. Because the Index is a market-capitalization-weighted index that includes all inflation-protected public obligations issued by the U.S. Treasury with remaining maturities of less than 5 years, real interest rate risk is expected to be low for the Fund.An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of the Fund's target index and another comparative index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Annual Total Returns — Vanguard Short-Term Inflation-Protected Securities Index Fund Institutional Shares
During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
Average Annual Total Returns for Periods Ended December 31, 2020
Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.